INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES (Tables)	6 Months Ended
Jun. 30, 2013
Investments In Consumer Loan Equity Method Investees Tables
Schedule of investments in consumer loan equity method investees

The following tables summarize the investment the Consumer Loan Companies held by New Residential at June 30, 2013:

June 30, 2013
Consumer Loan Assets	$2,835,996
Other Assets	119,163
Debt (A)	(2,018,486)
Other Liabilities	(620)

Equity	$936,053

New Residential’s investment	$280,816

New Residential’s ownership	30.0%

(A)	Represents asset-back notes with an interest rate of 3.75% and a maturity of April 2021. Substantially all of the net cash flow generated by the Consumer Loan Companies is required to be used to pay down the these notes. When the balance of the outstanding notes is reduced to 50% of the outstanding UPB of the performing consumer loans, the equity holders of the Consumer Loan Companies will be entitled to receive, in the aggregate, 30% of the net cash flow of the Consumer Loan Companies on a periodic basis.

Six Months Ended June 30, 2013
Interest income	$168,130
Interest expense	(24,590)
Provision for finance receivable losses	(554)
Other expenses	(22,441)

Net income	$120,545

New Residential’s equity in net income	$36,164

Schedule of consumer loan investments made through equity method investees

The following is a summary of New Residential’s consumer loan investments made through equity method investees:

	June 30, 2013
	Unpaid Principal Balance	Interest in Consumer Loan Companies	Carrying Value (A)	Weighted Average Coupon (B)	Weighted Average Asset Yield	Weighted Average Expected Life (Years) (C)
Consumer Loans	$3,675,979	30.0%	$2,835,996	18.6%	14.0%	4.5

(A)	Represents the carrying value of the consumer loans held by the Consumer Loan Companies.
(B)	Substantially all of the cash flow received on the loans is required to be used to make payments on the notes described above.
(C)	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.

Schedule of change in investments in consumer loan equity method investees

New Residential’s investments in consumer loans, equity method investees changed during the six months ended June 30, 2013 as follows:

For the six months ended June 30, 2013
Balance at December 31, 2012	$—
Contributions to equity method investees	245,421
Distributions of earnings from equity method investees	(769)
Earnings from investments in consumer loan equity method investees	36,164

Balance at June 30, 2013	$280,816